Share Based Compensation - Additional Information (Detail) kr / shares in Units, kr in Millions		12 Months Ended
	May 18, 2017	Dec. 31, 2020 SEK (kr) Plan Country kr / shares shares	Dec. 31, 2019 kr / shares shares	Dec. 31, 2018	Dec. 31, 2017 Employee	Dec. 31, 2016 kr / shares shares
Disclosure of Information About Board Management and Employees [line items]
Percentage of performance share awards granted		200.00%	200.00%
Compensation expense charged | kr		kr 3,391
Number of plans vested under share based compensation arrangement | Plan		3
share price at vesting | kr / shares		kr 84.12
Payout amount at vesting | kr		kr 1,150
Compound annual growth rate, Growth (net sales growth)		(5.13%)
Margin (compound annual operating income growth rate)		(28.00%)
Cash ﬂow (cash conversion)		66.67%
Number of shares issued			1,820,800
Average price of share | kr / shares			kr 89.52
Strike price | kr / shares			kr 87.97			kr 80
Reporting year [member]
Disclosure of Information About Board Management and Employees [line items]
Compensation expense charged | kr		kr 1,566
Provisions for cash settled plans | kr		2,107
Social Charges included in the provision for cash-settled plans | kr		kr 227
Purchased call options [member]
Disclosure of Information About Board Management and Employees [line items]
Number of shares issued			128,452			1,000,000
Purchase of options shares						2,000,000
Purchase price | kr / shares			kr 15.57			kr 0.49
No compensation expenses recognized during the period			four-year period			seven-year period
Class B shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of exercise and matching and vesting shares transferred		2,700,000
Percentage of shares outstanding		0.10%
Number of shares outstanding		3,328,000,000
Number of treasury shares		6,000,000
Key contributor retention plan [member]
Disclosure of Information About Board Management and Employees [line items]
Matching share for each contribution share purchased		1
Executive Performance Plan 2020 (EPP 2020) [member]
Disclosure of Information About Board Management and Employees [line items]
Number of senior managers who selected for plan		155
Executive Performance Plan 2020 (EPP 2020) [member] | All Countries Except USA [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of regular award level		15.00%
Percentage of high award level		25.00%
Executive Performance Plan 2020 (EPP 2020) [member] | USA [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of regular award level		25.00%
Percentage of high award level		35.00%
Executive Performance Plan 2019 (EPP 2019) [member]
Disclosure of Information About Board Management and Employees [line items]
Number of senior managers who selected for plan			161
Percentage of regular award level			15.00%
Percentage of high award level			22.50%
Executive Performance Plan 2018 (EPP 2018) [member]
Disclosure of Information About Board Management and Employees [line items]
Number of senior managers who selected for plan				171
Percentage of regular award level				15.00%
Percentage of high award level				22.50%
Executive Performance Plan 2017 (EPP 2017) [member]
Disclosure of Information About Board Management and Employees [line items]
Number of senior managers who selected for plan					452
Percentage of regular award level					15.00%
Percentage of high award level					22.50%
Executive Performance Stock Plan [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of employees offered participation		0.50%
Bottom of range [member]
Disclosure of Information About Board Management and Employees [line items]
Share based payment arrangement long-term variable compensation programs performance period		3 years
Bottom of range [member] | Executive Performance Stock Plan [member]
Disclosure of Information About Board Management and Employees [line items]
Number of performance matching shares to senior managers in addition to ordinary shares		4
Top of range [member] | Key contributor retention plan [member]
Disclosure of Information About Board Management and Employees [line items]
Employees nominated		10.00%
Top of range [member] | Executive Performance Stock Plan [member]
Disclosure of Information About Board Management and Employees [line items]
Number of performance matching shares to senior managers in addition to ordinary shares		6
Senior Managers [member] | Executive performance plan [member]
Disclosure of Information About Board Management and Employees [line items]
Vesting period		3 years
Number of awards		two award levels
The President and CEO [member] | Performance share awards [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary		180.00%	180.00%	180.00%
Other participants [member] | Performance share awards [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary					22.50%
Other participants [member] | Bottom of range [member] | Performance share awards [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary		30.00%	30.00%	30.00%	30.00%
Other participants [member] | Top of range [member] | Performance share awards [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary		70.00%	70.00%	70.00%	70.00%
Board of directors [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of performance share awards granted				200.00%
Percentage of vesting level of LTV program				200.00%
Retention Of Key Employees | Key Contributor Plan2019
Disclosure of Information About Board Management and Employees [line items]
Number of awards			three award levels at 10%, 25% and 30% of the participants’ annual gross salary
Employee retention period		3 years	3 years
Employee retention payment plan		—25% of the award to be paid at the end of the first year, —25% of the award to be paid at the end of the second year, and —the remaining 50% of the award to be paid at the end of the third year.
Number of employees who selected for plan			6,941
Retention Of Key Employees | Key Contributor Plan2019 | 2021 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of award to be paid		25.00%
Retention Of Key Employees | Key Contributor Plan2019 | 2022 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of award to be paid		25.00%
Retention Of Key Employees | Key Contributor Plan2019 | 2023 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of award to be paid		50.00%
Retention Of Key Employees | Key Contributor Plan 2020 (KC Plan 2020) [member]
Disclosure of Information About Board Management and Employees [line items]
Number of awards		three award levels at 10%, 25% and 30% of the participants’ annual gross salary. The total service period is three years, however the payout is distributed over the entire service period with staggered payments as explained under Key Contributor Plans (KC Plans).
Number of employees who selected for plan		7,007
Retention Of Key Employees | Key contributor plan 2018 [member]
Disclosure of Information About Board Management and Employees [line items]
Number of awards		two award levels at 10% and 25% of the participants’ annual gross salary
Employee retention period				3 years
Number of employees who selected for plan				5,886
Retention Of Key Employees | Key contributor plan 2017 [member]
Disclosure of Information About Board Management and Employees [line items]
Number of awards		two award levels at 10% and 25% of the participants’ annual gross salary.
Employee retention period					3 years
Number of employees who selected for plan | Employee					6,876
Performance share awards [member] | The President and CEO [member] | LTV 2017 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary	180.00%
Performance share awards [member] | Other participants [member] | LTV 2017 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary	22.50%
Performance share awards [member] | Board of directors [member] | LTV 2018 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of performance share awards granted				200.00%
Absolute TSR [member] | Board of directors [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of vesting level of LTV program				26.92%
Absolute TSR [member] | Board of directors [member] | LTV 2017 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of performance share awards granted					200.00%
Percentage of vesting level of LTV program					21.34%
Relative TSR [member] | Board of directors [member] | LTV 2017 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of performance share awards granted					191.04%
Percentage of vesting level of LTV program					195.52%
The President and CEO and The ET [member]
Disclosure of Information About Board Management and Employees [line items]
Compensation expense charged | kr		kr 83
Long-term variable compensation program [member]
Disclosure of Information About Board Management and Employees [line items]
Vesting period		over the service period of three years.
Long-term variable compensation program [member] | Performance share awards [member]
Disclosure of Information About Board Management and Employees [line items]
Vesting period		3 years
Vesting description		Awards under LTV (Performance Share Awards) are granted to the participants, provided that certain performance conditions are met, to receive a number of shares, free of charge, following expiration of a three-year vesting period (vesting period).
Period of employment eligibility for awards		3 years
Executive performance plan [member]
Disclosure of Information About Board Management and Employees [line items]
Compensation expense charged | kr		kr 185
Key contributor plan [member]
Disclosure of Information About Board Management and Employees [line items]
Compensation expense charged | kr		kr 1,298
Stock Purchase Plan [member]
Disclosure of Information About Board Management and Employees [line items]
Description of type of plan		If the contribution shares were retained by the employee for three years after the investment and their employment with the Ericsson Group continued during that time, then the employee’s shares are to be matched with a corresponding number of Ericsson B shares or ADSs free of consideration. Employees in 100 countries participated in the SPP
Stock purchase plan contribution period		12 months
Employee retained contribution shares after investment, Period		3 years
Number of countries participated in stock purchase plan | Country		100
Stock Purchase Plan [member] | Top of range [member] | Employees [member]
Disclosure of Information About Board Management and Employees [line items]
Gross fixed salary		7.50%
2016 Executive performance plan [member]
Disclosure of Information About Board Management and Employees [line items]
Service period		3 years
Matching result percentage		22.22%